Investor Report
Mercedes-Benz Auto Receivables Trust 2012-1
Collection Period Ended

Amounts in USD
31-Oct-2015
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
38
16-Nov-2015
Distribution Date
31-Oct-2015
1-Oct-2015
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
12-Nov-2015
Record Date
13-Nov-2015
30
32
16-Nov-2015
15-Oct-2015
15-Nov-2015
15-Oct-2015
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
450,000,000.00
0.000000
0.00
0.00
0.00
Class A-2 Notes
0.000000
500,000,000.00
0.000000
0.00
0.00
0.00
Class A-3 Notes
0.000000
450,000,000.00
0.000000
117,227,351.75
14,861,297.42
102,366,054.33
Class A-4 Notes
101.442303
146,500,000.00
0.698744
117,227,351.75
102,366,054.33
14,861,297.42
Total Note Balance
1,546,500,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
4,976,600.13
55,803,101.47
173,030,453.22
55,803,101.47
Pool Balance
178,556,273.59
163,145,755.93
1,650,866,041.78
1,594,374,327.63
56,491,714.15
5,525,820.37
158,169,155.80
47,874,327.63
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
55,803,101.47
3.50%
3.50%
47,874,327.63
3.00%
55,803,101.47
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.230000%
0.00
0.000000
0.00
0.000000
Class A-2 Notes
0.370000%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
0.470000%
0.00
0.000000
0.00
0.000000
Class A-4 Notes
0.610000%
59,590.57
0.406762
14,920,887.99
101.849065
$14,920,887.99
Total
$59,590.57

Investor Report
Mercedes-Benz Auto Receivables Trust 2012-1
Collection Period Ended

Amounts in USD
31-Oct-2015
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
15,803,169.36
Recoveries
0.00
15,317,457.63
15,803,169.36
478.12
82,590.76
402,484.43
158.42
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
0.00
148,796.89
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
59,590.57
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
14,861,297.42
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
733,484.48
Total Distribution
15,803,169.36
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
148,796.89
148,796.89
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
59,590.57
59,590.57
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
59,590.57
0.00
59,590.57
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
59,590.57
59,590.57
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
14,861,297.42
0.00
14,861,297.42
Aggregate Principal Distributable Amount
14,861,297.42
14,861,297.42
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2012-1
Collection Period Ended

Amounts in USD
31-Oct-2015
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,985,935.82
0.00
0.00
3,985,935.82
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
124.56
33.86
33.86
33.86
158.42
3,985,935.82
Notice to Investors
Mercedes-Benz Financial Services USA LLC, as Servicer, has elected to exercise its option under Section 8.01 of the Sale and Servicing Agreement to purchase the Trust Estate
(other than the Accounts) immediately after giving effect to the monthly payment of principal and interest on November 16, 2015 (the "Redemption Date") and has deposited
$102,366,054.33 into the note payment account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 10.1 of the Indenture, the Notes will be redeemed on the
Redemption Date.

Investor Report
Mercedes-Benz Auto Receivables Trust 2012-1
Collection Period Ended

Amounts in USD
31-Oct-2015
Pool Statistics
Pool Data
91-120 Days Delinquent
61-90 Days Delinquent
3,407,463.09
1,650,866,041.78
31-60 Days Delinquent
1,443,346.99
201,878.60
112
25
13
0.88%
0.19%
0.12%
2.70%
17.92
47.77
306,471.14
Current
11,525.96
98.80%
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
178,556,273.59
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Weighted Average APR
4,663,785.65
0.00
93,060.03
163,145,755.93
17,135
17,988
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
Delinquency Profile *
As of Cutoff Date
Current
Amount
Number of Receivables
Percentage
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
163,145,755.93
17,135
100.00%
Losses
Principal Gross Losses
Current
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Losses
Cumulative Principal Net Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
93,060.03
235.48
81,298.59
0.206%
60,543
161,194,059.20
16,985
10,653,671.98
2.93%
47.48
Pool Factor
9.88%
13.98